COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]

24. COMMITMENTS AND CONTINGENCIES

a) Commitments

The Company is a party to certain contracts relating to service and supply agreements. Future minimum payments under these agreements as at December 31, 2024, are presented in the following table:

2025	7,826
2026	1,463
2027	-
2028	-
2029 and thereafter	-
Total commitments	9,289

As at December 31, 2024, the Company had commitments to incur capital expenditures of $47,863 (2023 - $6,150) for Florence Copper and $6,600 (2023 - $13,236) for Gibraltar.

In late December 2024, Gibraltar received an amendment to its M-40 permit in which the required closure bonding confirmed from the Province of British Columbia was increased from $108.5 million to $139.9 million. Gibraltar is required to post this additional bonding over the next 15 months, with $15.7 million due on March 31, 2025 and a second tranche for the same amount due by March 31, 2026. Taseko intends to place additional surety bonds to meet these increased bonding requirements from the Province of British Columbia from insurance underwriters.

b) Contingencies

There are no known contingencies that would impact the financial position or performance of the Company as at December 31, 2024.